Fair Value Measurements - Recurring Basis (Details) - Recurring - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash equivalents:
Money market funds	$ 10,708	$ 31,303	$ 21,762
Total financial assets	21,579	31,303	21,762
Financial liabilities:
Convertible Notes	35,759	30,259
Total financial liabilities	35,759	30,259
Level 1
Cash equivalents:
Money market funds	10,708	31,303	21,762
Total financial assets	21,579	31,303	$ 21,762
Level 3
Financial liabilities:
Convertible Notes	35,759	30,259
Total financial liabilities	$ 35,759	$ 30,259